Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 160,830	$ 168,373
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	103,868	110,369
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	14,630	16,115
United States
Segment Reporting Information [Line Items]
Property, plant and equipment, net	33,947	32,400
Other
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 8,385	$ 9,489